Loans - Summary of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	$ 3,338
Transfers to lifetime ECL performing			$ (3)
Balance at end of period	3,046	$ 3,338	3,609	$ 3,046	$ 3,609
Loans	2,926	3,200	3,347	2,926	3,347	$ 3,540
Undrawn credit facilities and other off-balance sheet exposures	120	138	262	120	262
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	350	336	290	363	211
Originations net of repayments and other derecognitions	(9)	1	(5)	(14)	(17)
Changes in model	(2)	16	2	14	2
Net remeasurement	(34)	16	27	(21)	127
Provision for (reversal of) credit losses	(45)	33	24	(21)	112
Write-offs	(7)	(6)	(5)	(19)	(11)
Recoveries		1	2	2	4
Interest income on impaired loans	(4)	(5)	(5)	(13)	(14)
Foreign exchange and other	5	(9)	(5)	(13)	(1)
Balance at end of period	299	350	301	299	301
Personal [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	765	834	799	863	573
Originations net of repayments and other derecognitions	(3)	(5)	(16)	(14)	(28)
Changes in model	(3)	(5)	26	(6)	65
Net remeasurement	125	(3)	123	157	486
Provision for (reversal of) credit losses	119	(13)	133	137	523
Write-offs	(67)	(70)	(89)	(211)	(286)
Recoveries	19	18	15	54	50
Interest income on impaired loans	(1)	(1)	(1)	(3)	(4)
Foreign exchange and other	1	(3)	1	(4)	2
Balance at end of period	836	765	858	836	858
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	614	690	710	708	485
Originations net of repayments and other derecognitions	(12)	(18)	(11)	(57)	(58)
Changes in model					53
Net remeasurement	3	85	60	140	479
Provision for (reversal of) credit losses	(9)	67	49	83	474
Write-offs	(92)	(174)	(78)	(336)	(332)
Recoveries	32	31	29	90	83
Balance at end of period	545	614	710	545	710
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	1,609	1,771	1,512	1,788	775
Originations net of repayments and other derecognitions	(29)		(8)	(40)	7
Changes in model	(37)			(37)	12
Net remeasurement	(98)	(55)	327	(42)	1,070
Provision for (reversal of) credit losses	(164)	(55)	319	(119)	1,089
Write-offs	(99)	(66)	(47)	(235)	(103)
Recoveries	3	5	2	11	8
Interest income on impaired loans	(6)	(5)	(6)	(17)	(14)
Foreign exchange and other	23	(41)	(40)	(62)	(15)
Balance at end of period	1,366	1,609	1,740	1,366	1,740
Stage 1 [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	748
Balance at end of period	659	748	929	659	929
Loans	593	665	769	593	769
Undrawn credit facilities and other off-balance sheet exposures	66	83	160	66	160
Stage 1 [member] | Residential mortgages [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	60	52	50	51	28
Originations net of repayments and other derecognitions	3	6	2	13	5
Changes in model	2		(1)	2	(3)
Net remeasurement	(48)	(25)	(17)	(105)	(6)
Transfers to 12-month ECL	39	31	19	103	39
Transfers to lifetime ECL performing	(2)	(2)	(4)	(7)	(15)
Provision for (reversal of) credit losses	(6)	10	(1)	6	20
Foreign exchange and other	1	(2)	(1)	(2)
Balance at end of period	55	60	48	55	48
Stage 1 [member] | Personal [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	155	181	185	204	174
Originations net of repayments and other derecognitions	7	11	3	29	20
Changes in model	(4)	(4)	(2)	(7)	(35)
Net remeasurement	(46)	(98)	(63)	(254)	(103)
Transfers to 12-month ECL	61	75	76	223	186
Transfers to lifetime ECL performing	(13)	(8)	(30)	(32)	(73)
Provision for (reversal of) credit losses	5	(24)	(16)	(41)	(5)
Foreign exchange and other	1	(2)		(2)
Balance at end of period	161	155	169	161	169
Stage 1 [member] | Credit card [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	163	116	145	136	145
Originations net of repayments and other derecognitions			(1)	(1)	(3)
Changes in model					(6)
Net remeasurement	(77)	(45)	(42)	(210)	(126)
Transfers to 12-month ECL	83	98	54	260	186
Transfers to lifetime ECL performing	(6)	(6)	(12)	(22)	(52)
Provision for (reversal of) credit losses		47	(1)	27	(1)
Balance at end of period	163	163	144	163	144
Stage 1 [member] | Business and government [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	370	462	474	453	239
Originations net of repayments and other derecognitions	2	5	8	24	39
Changes in model	(12)			(12)	14
Net remeasurement	(103)	(103)	119	(268)	404
Transfers to 12-month ECL	40	42	28	163	65
Transfers to lifetime ECL performing	(19)	(22)	(44)	(53)	(186)
Transfers to lifetime ECL credit-impaired		(2)	(4)	(4)	(4)
Provision for (reversal of) credit losses	(92)	(80)	107	(150)	332
Foreign exchange and other	2	(12)	(13)	(23)	(3)
Balance at end of period	280	370	568	280	568
Stage 2 [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	1,684
Balance at end of period	1,577	1,684	1,770	1,577	1,770
Loans	1,526	1,629	1,670	1,526	1,670
Undrawn credit facilities and other off-balance sheet exposures	51	55	100	51	100
Stage 2 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	119	136	82	161	43
Originations net of repayments and other derecognitions	(3)	(2)	(3)	(11)	(8)
Changes in model	(10)		3	(10)	5
Net remeasurement	11	13	23	31	65
Transfers to 12-month ECL	(36)	(26)	(18)	(89)	(34)
Transfers to lifetime ECL performing	6	7	6	23	25
Transfers to lifetime ECL credit-impaired	(2)	(6)	(3)	(13)	(7)
Provision for (reversal of) credit losses	(34)	(14)	8	(69)	46
Foreign exchange and other	1	(3)	(2)	(6)	(1)
Balance at end of period	86	119	88	86	88
Stage 2 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	495	535	484	546	271
Originations net of repayments and other derecognitions	(7)	(14)	(16)	(36)	(38)
Changes in model	(1)		28		100
Net remeasurement	130	49	121	263	379
Transfers to 12-month ECL	(60)	(73)	(75)	(217)	(182)
Transfers to lifetime ECL performing	16	13	33	45	84
Transfers to lifetime ECL credit-impaired	(7)	(15)	(17)	(35)	(56)
Provision for (reversal of) credit losses	71	(40)	74	20	287
Balance at end of period	566	495	558	566	558
Stage 2 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	451	574	565	572	340
Originations net of repayments and other derecognitions	(12)	(18)	(10)	(56)	(55)
Changes in model					59
Net remeasurement	63	104	108	284	528
Transfers to 12-month ECL	(83)	(98)	(54)	(260)	(186)
Transfers to lifetime ECL performing	6	6	12	22	52
Transfers to lifetime ECL credit-impaired	(43)	(117)	(55)	(180)	(172)
Provision for (reversal of) credit losses	(69)	(123)	1	(190)	226
Balance at end of period	382	451	566	382	566
Stage 2 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	619	623	517	683	158
Originations net of repayments and other derecognitions	(7)	(2)	(11)	(32)	(17)
Changes in model	(26)			(26)	(1)
Net remeasurement	(42)	34	86	47	354
Transfers to 12-month ECL	(30)	(36)	(25)	(141)	(58)
Transfers to lifetime ECL performing	26	27	47	67	192
Transfers to lifetime ECL credit-impaired	(3)	(13)	(44)	(28)	(64)
Provision for (reversal of) credit losses	(82)	10	53	(113)	406
Foreign exchange and other	6	(14)	(12)	(27)	(6)
Balance at end of period	543	619	558	543	558
Stage 3 [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	906
Balance at end of period	810	906	910	810	910
Loans	807	906	908	807	908
Undrawn credit facilities and other off-balance sheet exposures	3		2	3	2
Stage 3 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	171	148	158	151	140
Originations net of repayments and other derecognitions	(9)	(3)	(4)	(16)	(14)
Changes in model	6	16		22
Net remeasurement	3	28	21	53	68
Transfers to 12-month ECL	(3)	(5)	(1)	(14)	(5)
Transfers to lifetime ECL performing	(4)	(5)	(2)	(16)	(10)
Transfers to lifetime ECL credit-impaired	2	6	3	13	7
Provision for (reversal of) credit losses	(5)	37	17	42	46
Write-offs	(7)	(6)	(5)	(19)	(11)
Recoveries		1	2	2	4
Interest income on impaired loans	(4)	(5)	(5)	(13)	(14)
Foreign exchange and other	3	(4)	(2)	(5)
Balance at end of period	158	171	165	158	165
Stage 3 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	115	118	130	113	128
Originations net of repayments and other derecognitions	(3)	(2)	(3)	(7)	(10)
Changes in model	2	(1)		1
Net remeasurement	41	46	65	148	210
Transfers to 12-month ECL	(1)	(2)	(1)	(6)	(4)
Transfers to lifetime ECL performing	(3)	(5)	(3)	(13)	(11)
Transfers to lifetime ECL credit-impaired	7	15	17	35	56
Provision for (reversal of) credit losses	43	51	75	158	241
Write-offs	(67)	(70)	(89)	(211)	(286)
Recoveries	19	18	15	54	50
Interest income on impaired loans	(1)	(1)	(1)	(3)	(4)
Foreign exchange and other		(1)	1	(2)	2
Balance at end of period	109	115	131	109	131
Stage 3 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Net remeasurement	17	26	(6)	66	77
Transfers to lifetime ECL credit-impaired	43	117	55	180	172
Provision for (reversal of) credit losses	60	143	49	246	249
Write-offs	(92)	(174)	(78)	(336)	(332)
Recoveries	32	31	29	90	83
Stage 3 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	620	686	521	652	378
Originations net of repayments and other derecognitions	(24)	(3)	(5)	(32)	(15)
Changes in model	1			1	(1)
Net remeasurement	47	14	122	179	312
Transfers to 12-month ECL	(10)	(6)	(3)	(22)	(7)
Transfers to lifetime ECL performing	(7)	(5)		(14)	(6)
Transfers to lifetime ECL credit-impaired	3	15	48	32	68
Provision for (reversal of) credit losses	10	15	159	144	351
Write-offs	(99)	(66)	(47)	(235)	(103)
Recoveries	3	5	2	11	8
Interest income on impaired loans	(6)	(5)	(6)	(17)	(14)
Foreign exchange and other	15	(15)	(15)	(12)	(6)
Balance at end of period	$ 543	$ 620	$ 614	$ 543	$ 614